Loans And Leases (Recorded Investment In Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 353,050	$ 303,684
Less: ALLL		(6,925)	(6,620)	$ (6,316)
Loans and leases, net		346,125	297,064
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	[1]	71,334	43,744
Less: ALLL		(1,647)	(1,380)	(1,346)
Single-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		92,544	81,985
Less: ALLL		(735)	(691)	(634)
Multi-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		34,291	28,950
Less: ALLL		(716)	(705)	(818)
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		105,313	96,488
Less: ALLL		(2,727)	(2,710)	(2,541)
Construction Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		25,822	24,662
Less: ALLL		(580)	(561)	(442)
Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		23,109	21,837
Less: ALLL		(486)	(474)	(441)
Other Financing Receivable [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		637	6,018
Less: ALLL		(34)	$ (99)	$ (94)
Commercial Leases [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 2,874

[1]	Includes $2,874 of commercial leases.